Other Income (Expense) - Summary of Other Income (Expense) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Analysis Of Income And Expense [Abstract]
Fair value changes on financial assets	$ 78,172	$ 5,702
Impairment of product rights	(28,000)
Fair value increase in BC Tweed Put Liability and Vert Mirabel Put Liability	(21,000)
Gain on disposal of consolidated entity	8,820
Bargain purchase gain	638
Partner expense	(4,995)
Gain/loss disposal of property, plant and equipment	(1,181)
Increase in fair value of acquisition consideration related liabilities		(1,193)
Other expense, net	(1,241)	(651)
Total other income, net	$ 31,213	$ 3,858